Sales - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) ton cubic_meter megawatt_hour	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 63.3	$ 111.8	$ 62.4
MWh of energy | megawatt_hour	408,236
Sugar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 9.4
Derivative notional amount | ton	27,848
Ethanol
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 6.3
Cubic meters of product | cubic_meter	24,627
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 30.1
Soybean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 7.2
Derivative notional amount | ton	25,413
Wheat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 3.6
Derivative notional amount | ton	21,835
Corn
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 5.7
Derivative notional amount | ton	37,391